Fair Value Measurements (Schedule Of Assets And Liabilities Measured At Fair Value On Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Domestic Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		¥ 197,613	¥ 227,001
Foreign Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		131,817	158,321
Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		49,478	29,204
Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		37,499	40,413
Forward Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		2,578	2,537
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		12,148	753
Interest Rate Swap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		107	1
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		6,110	3,327
Currency Swap Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets		61,703	76,638
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		13,838	777
Currency Option Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets			474
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities		2,414	80
Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities			145
Fair Value, Inputs, Level 1 | Domestic Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	197,613	227,001
Fair Value, Inputs, Level 1 | Foreign Equity Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	131,817	158,321
Fair Value, Inputs, Level 1 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	218	202
Fair Value, Inputs, Level 1 | Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	10	11
Fair Value, Inputs, Level 2 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[2]	49,087	28,716
Fair Value, Inputs, Level 2 | Foreign Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[2]	37,489	40,402
Fair Value, Inputs, Level 2 | Forward Exchange Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	[2]	2,578	2,537
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	[2]	12,148	753
Fair Value, Inputs, Level 2 | Interest Rate Swap Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	[2]	107	1
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	[2]	6,110	3,327
Fair Value, Inputs, Level 2 | Currency Swap Agreement
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	[2]	61,703	76,638
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	[2]	13,838	777
Fair Value, Inputs, Level 2 | Currency Option Agreements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, assets measured on recurring basis, derivative financial instruments, assets	[2]		474
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	[2]	2,414	80
Fair Value, Inputs, Level 2 | Forward Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, liabilities measured on recurring basis, derivative financial instruments, liabilities	[2]		145
Fair Value, Inputs, Level 3 | Domestic Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[3]	¥ 173	¥ 286

[1]	Quoted prices for identical assets or liabilities in active markets
[2]	Quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in inactive markets, inputs derived principally from observable market data
[3]	Unobservable inputs